Income tax benefit	12 Months Ended
Dec. 31, 2019
Income tax benefit
Income tax benefit

Note 10 - Income tax benefit

Accounting policies

Income tax on results for the year, which comprises current tax and changes in deferred tax, is recognized in the income statement, whereas the portion attributable to entries in equity is recognized directly in equity.

Current tax liabilities and current tax receivables are recognized in the statement of financial position as tax calculated on the taxable income for the year adjusted for tax on previous years’ taxable income and taxes paid on account/prepaid.

Deferred tax is measured according to the statement of financial position liability method in respect of temporary differences between the carrying amount and the tax base of assets and liabilities.

Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not be reversed in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interest are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to be reversed in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

This judgment is made on an ongoing basis and is based on recent historical losses carrying more weight than factors such as budgets and business plans for the coming years, including planned commercial initiatives. The creation and development of therapeutic products within the biotechnology and pharmaceutical industry is subject to considerable risks and uncertainties. Zealand has so far reported significant losses and, consequently, has unused tax losses. Management has concluded that deferred tax assets should not be recognized at December 31, 2019.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized, based on tax laws and rates that have been enacted or substantively enacted at the statement of financial position date.

Income tax receivables are recognized in accordance with the Danish tax credit scheme (Skattekreditordningen). Companies covered by the tax credit scheme may obtain payment of the tax base of losses originating from research and development expenses of up to DKK 25 million (tax value of DKK 5.5 million).

Under Danish tax legislation, Zealand is eligible to receive DKK 5.5 million (DKK 0.0 million in 2018 and DKK 5.5 million 2017) in cash relating to the surrendered tax loss of DKK 108 million (none in 2018 and DKK 156.5 million for 2017) based on qualifying research and development expenses. These tax receipts comprise the entire current tax benefit in 2019 and 2017, respectively.

The income from sale of future royalties and milestones in 2018 resulted in a positive net result, meaning that Zealand was not eligible for similar tax income based on qualifying research and development expenses, but was able to utilize a portion of the unrecognized deferred tax asset.

		Restated	Restated
DKK thousand	2019	2018	2017
Net result for the year before tax	(576,677)	625,051	(279,913)
Corporate tax rate in Denmark	22.0%	22.0%	22.0%

Expected tax benefit/(expenses)	126,869	(137,511)	61,581

Adjustment for non-deductible expenses	(947)	(65)	(62)
Adjustment for non-taxable income	964	0	0
Adjustment for exercised warrants	(1,653)	(2,228)	(1,732)
Adjustment for R&D super deduction	1,676	1,427	0
Tax effect on exercise of warrants	6,092	8	688
Tax effect on expired warrants	175	151	(4,407)
Warrant - share price development	4,050	0	0
Change in tax assets (not recognized)	(132,090)	94,445	(50,568)
Total income tax expense/benefit	5,136	(43,773)	5,500

Breakdown of unrecognized deferred tax assets:
Tax losses carried forward (available indefinitely)	681,531	580,937	872,670
Research and development expenses	460,007	136,755	210,148
Rights	35,849	35,849	43,019
Non-current assets	51,677	50,308	67,590
Liabilities	139,890	0	0
Other	70,306	79,986	104,377
Total temporary differences	1,439,260	883,835	1,297,804

Corporate tax rate in Denmark	22.0%	22.0%	22.0%
Calculated potential deferred tax asset at local tax rate	316,637	194,444	285,517
Write-down of deferred tax asset	(316,637)	(194,444)	(285,517)
Recognized deferred tax asset	0	0	0